Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Investment in equity accounted	£ 718	£ 684	£ 573
Held at fair value through profit or loss	447	484
Total	1,165	1,168
Profit from continuing operations	1,301	2,237	(3)
Total comprehensive income for the year	(1,392)	6,816	£ 237
Joint ventures [member]
Disclosure of associates [line items]
Investment in equity accounted	316	363
Held at fair value through profit or loss	447	484
Total	763	847
Profit from continuing operations	77	64
Other comprehensive expense	(15)	19
Total comprehensive income for the year	62	83
Associates [member]
Disclosure of associates [line items]
Investment in equity accounted	402	321
Held at fair value through profit or loss	0	0
Total	402	321
Profit from continuing operations	117	33
Other comprehensive expense	0	0
Total comprehensive income for the year	£ 117	£ 33